Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share	Basic and diluted earnings per share for the years presented were calculated as follows:
	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Numerator:
Net loss	(57,667)	(25,466)	(3,587)
Less: net loss attributable to noncontrolling interest	(11,746)	(6,128)	(863)
Net loss attributable to the Company’s shareholders	(45,921)	(19,338)	(2,724)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	500,000	1,243,140	1,243,140

Basic and diluted earnings per share:	(91.84)	(15.56)	(2.19)